Equity Investments	12 Months Ended
Dec. 31, 2021
Equity Investments
Equity Investments

(D.6)   Equity Investments

y Accounting Policies, Judgments, and Estimates

As we do not designate financial assets as “at fair value through profit or loss,” we generally classify financial assets into the following categories: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), and at fair value through profit or loss (FVTPL), depending on the contractual cash flows of and our business model for holding the respective asset.

For equity securities, as the cash flow characteristics are typically other than solely principal and interest, we take an investment-by-investment decision whether to classify as FVTPL or FVOCI.

The valuation of equity securities of private companies requires judgment, since it is typically based on significant unobservable inputs as no market prices are available and there is an inherent lack of liquidity.

We take the most recent qualitative and quantitative information aspects into consideration to determine the fair value estimates of these equity securities.

Considerable judgment and assumptions are involved with regard to the selection of appropriate comparable company data, the assessment of cash requirements of the business, the acceptance of the technology or products in the addressable markets, the actual and forecasted performance, the milestone achievements, the adequacy of price points from financing rounds, the transaction of similar securities of the same company, the rights and preferences of the underlying securities, the selection of adequate equity allocation parameters, and the possible exit scenarios and associated weightings. Because all of these assumptions could change significantly and because of the inherent uncertainty of valuation, our estimated fair values may differ significantly from the values that would have been used had market prices for the investments existed and that will ultimately be realized, and those differences could be material.

Gains/losses on equity securities at FVTPL include gains/losses from fair value fluctuations, from disposals as well as dividends, while gains/losses on equity securities at FVOCI only include dividends, all of which are shown in Financial income, net. Regular way purchases and sales are recorded as at the trade date.

Equity Investments

€ millions	2021			2020
	Current	Non-Current	Total	Current	Non-Current	Total
Equity securities	0	5,799	5,799	0	3,113	3,113
Investments in associates	0	155	155	0	14	14
Equity investments	0	5,954	5,954	0	3,127	3,127
/ Other financial assets	2,758	6,275	9,033	1,635	3,512	5,147
Equity investments as % of / Other financial assets	0	95	66	0	89	61

Investments in Associates

SAP also has interests in a number of individually immaterial associates. We own more than 20% of the equity interests or have at least 20% of the voting rights. Based on these facts and the nature of the relationships, SAP has determined that it has significant influence.

The following table shows, in aggregate, the carrying amount and share of profit of these associates.

€ millions	2021	2020
Carrying amount of interest in associates	155	14
Share of profit and losses from continuing operations	-9	-1

SAP contributed certain software solutions specific to the financial services industry to SAP Fioneer (with SAP employees also transferring over on a voluntary basis) in exchange for a minority share in the new entity. The transaction closed on September 1, 2021. The associated accounting for this transaction is preliminary and the accounting alignment is ongoing. As such, the proportionate share of earnings is provisional.

The proportionate share of earnings of SAP Fioneer is included in SAP’s Consolidated Financial Statements with a time lag of one month. The figures for the equity result relate to the period from September 1, 2021, to November 30, 2021.

For a list of the names of other equity investments, see Note (G.9).

Financial Commitments in Venture Capital Funds

€ millions	2021	2020
Investments in venture capital funds	255	237

SAP invests and holds interests in unrelated parties that manage investments in venture capital. On December 31, 2021, total commitments to make such investments amounted to €757 million (2020: €607 million), of which €502 million had been drawn (2020: €370 million). By investing in such venture capital funds, we are exposed to the risks inherent in the business areas in which the entities operate. Our maximum exposure to loss is the amount invested plus contractually committed future capital contributions.

Maturities

€ millions	12/31/2021
Investments in Venture
Capital Funds
Due 2022	255
Total	255